Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2023
Cost of Sales [Abstract]
Schedule of Cost of Sales
(in thousands)	December 31, 2023	December 31, 2022	December 31, 2021

Inventory expensed	$4,192	$3,781	$4,436
Royalties	343	307	364
Other expenses	1,040	1,004	877
Total	$5,575	$5,092	$5,677